Share-Based Payments - SMP (Details) - SMP - EUR (€) shares in Thousands		12 Months Ended
	Jun. 05, 2015	Dec. 31, 2017
SHARE-BASED PAYMENTS
Employee purchase discount		40.00%
Holding period		3 years
Ratio of matching share after holding period		0.333%
Fair value of granted awards	€ 62.98
Share price	€ 66.31
Risk-free interest rate	0.08%
Expected dividend yield	1.67%
Weighted average remaining life of awards outstanding at year end (in years)		1 year 6 months
Number of shares purchased	1,492
Senior Leadership Team and Global Executives
SHARE-BASED PAYMENTS
Holding period		3 years
Ratio of matching share after holding period		0.67%